UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

c/o Kantor, Davidoff et al. 415 Madison Avenue, 16th Floor, New York, NY 10017
(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff et al 415 Madison Avenue, 16th Floor, New York, NY 10017

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:	April 30, 2018

Date of reporting period:	July 31, 2017

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended July 31, 2017.

Schedule of Investments-Form NQ
July 31, 2017

Security Description	Interest rate	Due Date	Principal Amount	Amortized Cost	Federal Tax Cost	Fair Value	Unrealized Gain (loss)

NEW YORK ST DORM AUTH REVS	5.500%	5/15/2018	1,155,000	1,165,845	1,165,845	1,196,938	31,093

Starpoint NY Central School District	5.000%	6/15/2018	550,000	567,540	567,540	569,756	2,216

Build NYC Resource Corp NY Rev	5.000%	8/1/2018	135,000	141,210	141,210	140,447	(763)

Queensbury NY Union Free School	4.000%	12/15/2018	225,000	230,740	230,740	233,937	3,197

NYS Thruway Authority	5.250%	3/15/2019	750,000	760,514	760,514	803,220	42,706

Longwood NY Central School District Suffolk	5.000%	3/15/2019	185,000	197,057	197,057	197,167	110

State of NY Local Govt	5.000%	4/1/2019	200,000	199,773	199,773	205,588	5,815

Clarkstown NY Cent School District	4.000%	5/15/2019	500,000	522,623	522,623	526,985	4,362

Hilton NY Central School District	4.000%	6/15/2019	500,000	523,748	523,748	525,680	1,932

NEW YORK ST DORM	5.500%	7/1/2019	1,000,000	1,017,022	1,017,022	1,086,010	68,988

Sachem County	5.250%	10/15/2019	500,000	510,447	510,447	546,425	35,978

Brookhaven NY Unlimited Tax	5.000%	11/15/2019	450,000	472,975	472,975	492,021	19,046

NY Bond Bank Agency SCH purpose revenue	5.000%	12/1/2019	300,000	327,975	327,975	327,579	(396)

Starpoint NY Central School District Unlimited Tax	5.000%	6/15/2020	250,000	269,721	269,721	277,448	7,727

Middele CTRY NY Central School District At Centerreach	5.000%	8/1/2020	150,000	167,037	167,037	167,294	257

City of New York NY Transitional	5.000%	11/1/2020	500,000	516,626	516,626	545,093	28,467

Plainview Old Bethpage NY Central School District	5.000%	12/15/2020	250,000	262,510	262,510	284,343	21,833

Schnectady CNTY NY Various Purpose LTD tax	5.000%	12/15/2020	800,000	895,669	895,669	905,376	9,707

Riverhead NY Limited tax	4.000%	6/1/2021	1,005,000	1,063,853	1,063,853	1,112,826	48,973

NEW YORK ST DORM AUTH REVS	5.250%	7/1/2021	1,000,000	1,032,924	1,032,924	1,153,660	120,736

Bethlehem Ny School Didt	4.000%	1/15/2021	500,000	527,607	527,607	547,000	19,393

Wantagh NY UN Free School District	5.000%	9/1/2021	550,000	604,875	604,875	635,091	30,216

City of NY Transitional Fin Auth Rev Bond	5.000%	11/1/2021	1,000,000	1,030,625	1,030,625	1,090,240	59,615

Central Islip NY Union Free Schoold District Ref Unlimited	5.000%	7/15/2022	750,000	854,465	854,465	882,405	27,940

Nassau County New York	4.000%	10/1/2022	550,000	561,678	561,678	592,048	30,370

Rockville Center NY Limited Tax	4.000%	6/15/2022	200,000	222,212	222,212	227,340	5,128

Syosset NY Central School	5.000%	12/15/2022	125,000	137,008	137,008	148,528	11,520

Schnectady CNTY NY Various Purpose LTD tax	5.000%	12/15/2022	300,000	351,386	351,386	358,701	7,315

Brentwood NY UN free Sch Dist	5.000%	1/15/2023	430,000	464,912	464,912	512,401	47,489

Brookhaven NY Limited tax	4.000%	3/15/2023	1,000,000	1,157,533	1,157,533	1,157,910	377

North Babylon NY UN Free Sch Dist	5.000%	8/1/2023	250,000	278,914	278,914	292,450	13,536

NYS Dormitory Auth Lease Rev	5.000%	8/15/2023	420,000	422,256	422,256	468,023	45,767

New York NY Unlimited tax	5.000%	8/1/2023	510,000	532,169	532,169	568,752	36,583

Battery Park City NY	5.000%	11/1/2029	140,000	152,082	152,082	167,600	15,518

Greece NY Central School District Unl Tax	5.000%	12/15/2023	500,000	553,874	553,874	587,330	33,456

Harrison NY REF Public Impt ltd tax	5.000%	12/15/2023	100,000	126,004	126,004	122,938	(3,066)

Saratoga County NY Ref LTD Tax	5.000%	7/15/2023	100,000	126,747	126,747	121,780	(4,967)

Connetquot NY Central School District	5.000%	1/15/2024	400,000	434,452	434,452	483,768	49,316

Onondaga Cnty NY Ref Unlimited tax	5.000%	3/15/2024	285,000	323,463	323,463	346,688	23,225

City of New York Municipal water	5.625%	6/15/2024	1,000,000	997,870	997,870	1,041,580	43,710

Erie County NY Fiscal Stability Sales tax	5.000%	6/15/2024	165,000	202,544	202,544	203,986	1,442

Rensselaer Cnty NY Limited Tax	5.000%	9/1/2024	100,000	125,295	125,295	123,711	(1,584)

Bayport-Blue PointNY UN Free Sch Dist REF Unlimited	5.000%	9/15/2024	250,000	291,498	291,498	307,395	15,897

Syosset NY Central School Dist	5.000%	12/15/2022	435,000	475,064	475,064	508,302	33,238
	5.000%	12/15/2022	300,000	324,648	324,648	347,712	23,064

NYC NY TR Cultural Res-Museum of Modern Art	4.000%	2/1/2023	400,000	461,132	461,132	457,580	(3,552)

Buffalo & Ft Erie NY Pub Bridge Auth Ref-Toll	5.000%	1/1/2025	410,000	467,383	467,383	497,847	30,464

Saratoga Springs NY Ref Public IMPT Unlimited Tax	5.000%	2/15/2025	225,000	257,191	257,191	265,885	8,694

NYS Dormitory Authority Pers Income Tax Rev Ref Educ	5.500%	3/15/2025	500,000	535,420	535,420	632,910	97,490

Brookhaven NY REF Unlimited tax	5.000%	3/15/2025	500,000	614,061	614,061	622,410	8,349

SNT Lawrence CNTY NY REF Limited Tax	5.000%	5/15/2026	105,000	123,155	123,155	126,339	3,184

Erie County Indvl Dev Agency	5.000%	5/1/2025	750,000	945,147	945,147	920,663	(24,484)

Rhinebeck NY Central School district Unlimited tax	4.000%	6/15/2025	535,000	573,051	573,051	592,325	19,274

Build NYC Resource Corp NY Rev	5.000%	7/1/2025	320,000	369,695	369,695	385,395	15,700

NYS Dormitory Authority	5.500%	3/15/2026	200,000	243,363	243,363	257,080	13,717

NYC NY TR Cultural Res-Museum of Modern Art	4.000%	4/1/2026	500,000	592,359	592,359	589,225	(3,134)

NY ST Environmental FACS	5.000%	6/15/2026	1,300,000	1,567,212	1,567,212	1,645,904	78,692

NY Unlimited Tax	5.000%	8/1/2026	350,000	351,480	351,480	377,678	26,198

NYC Transitional Fin Auth	5.000%	11/1/2026	550,000	591,123	591,123	658,130	67,007

Mattituck Cutchogue NY Ser A	5.000%	7/15/2026	280,000	333,491	333,491	341,272	7,781

Util. Debt Securitization	5.000%	12/15/2026	500,000	593,895	593,895	613,865	19,970

Putnam Cnty REF LTD Tax	5.000%	1/15/2027	135,000	161,924	161,924	166,793	4,869

Halfmoon NY REF PUB Limited Tax	5.000%	6/15/2027	280,000	330,962	330,962	340,197	9,235

Gates Chili NY Sch Dstr	5.000%	6/15/2027	200,000	239,054	239,054	242,188	3,134

City of NY Municipal Fin Auth WTR & SWR Rev	5.000%	6/15/2027	500,000	505,682	505,682	537,903	32,221

Mattituck Cutchogue NY UN Ser A	5.000%	7/15/2027	365,000	431,535	431,535	439,559	8,024

Thompkins CNTY- NY Ref- Public IMPT-SER	5.000%	12/15/2027	500,000	588,314	588,314	605,533	17,219

Laurens NY Central School District	4.000%	6/15/2028	305,000	335,005	335,005	344,199	9,194

Port Authority of NY and NJ	5.375%	3/1/2028	150,000	153,317	153,317	185,243	31,926

Western Nassau CNTY WTR Auth Ser A	5.000%	4/1/2028	100,000	114,096	114,096	117,665	3,569

Util Debt Securitization	5.000%	12/15/2028	500,000	536,699	536,699	595,345	58,646

Erie County NY Fiscal Stability Sales tax	5.000%	6/15/2029	1,000,000	1,239,128	1,239,128	1,247,050	7,922

NYS Dormitory	5.000%	7/1/2029	300,000	300,000	300,000	311,286	11,286

			32,525,000	35,679,861	35,679,861	37,258,941	1,579,080

Item 2.	Controls and Procedures.

(a)
The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report.  Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 14, 2017

By (Signature and Title)	/S/ Mark Goodman
Mark Goodman, Treasurer and Chief Financial Officer

Date	September 14, 2017